Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Income from Continuing Operations	$ 2,389	$ 2,282
Other Comprehensive Income:
Unrealized gains on investment securities available for sale	12	17
Income tax effect	(2)	(3)
Total other comprehensive income	10	14
Total Comprehensive Income	2,399	2,296
Comprehensive Income (Loss) from Discontinued Operations	406	(262)
Comprehensive Income Attributable to Quaint Oak Bancorp, Inc.	$ 2,805	$ 2,034